UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2020

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2020

Hodges Fund

Small Cap Fund

Small Intrinsic Value Fund

Blue Chip Equity Income Fund

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Hodges Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.hodgesfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (866) 811-0224.

www.hodgesfunds.com

Hodges Capital — Managing Equity Funds Since 1992

Table of Contents

Shareholder Letter	1

Sector Allocations	8

Schedules of Investments	10

Statements of Assets and Liabilities	17

Statements of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	23

Notes to Financial Statements	28

Expense Examples	37

Statement Regarding Liquidity Risk Management Program	39

Approval of Investment Advisory Agreement	40

Additional Information	43

Privacy Notice	44

Hodges Mutual Funds

October 15, 2020

Dear Shareholder:

Over the past six months, the COVID-19 pandemic has disrupted most aspects of our daily lives. We also continued to experience unprecedented conditions across most major financial markets around the world. Although business conditions have not played out the way we had expected at the beginning of this calendar year, U.S. stocks, as measured by the S&P 500® Index, have experienced a substantial recovery since the low experienced in March 2020. Furthermore, we are glad to report that all four of the Hodges Mutual Funds outperformed their respective benchmarks in the six months ending September 30, 2020. A common question that we have received from our fund shareholders over the past couple of months is; How can the economic data reflect one environment and the stock market suggest another? Without question, this has been a source of anxiety among many investors. We believe the market’s upswing from the March bottom partly reflects the anticipation of an economic recovery sometime in the next twelve to eighteen months as the pandemic’s impact on the world’s economy recedes. Another factor that has likely influenced the stock market’s trajectory is the recent increase in liquidity. Greater liquidity has been due to the aggressive monetary response by the Federal Reserve designed to support credit markets and significant fiscal stimulus to lessen the immediate financial blow from the shutdown of much of the economy. The consequences of these actions have driven interest rates to the lowest level in a generation. For example, the 2- year and 10-year Treasury yields are now at 0.13% and 0.69%, respectively, as of September 30, 2020. Such low- interest rates have made stock dividends more attractive and increased the price/earnings multiples investors are willing to pay for growth stocks.

The recent rise in the broader market was led by a narrow group of large-cap technology stocks that experienced significant appreciation since March as their businesses have, in some cases, benefited from the “stay-at-home” economy. As a result, most growth portfolios outperformed portfolios weighted in value stocks. During the past six months, stocks with the largest market capitalizations continued to outperform small-cap stocks significantly. We believe there are two reasons for this divergence. The first is small-cap stocks tend to be linked to industry groups that are more economically sensitive. The second relates to the investing trends in passive products that favor market weight, which has sustained momentum in a handful of stocks with the most significant weight in the index. As a result, the top five stocks in the S&P 500® Index represented a weighting of nearly 25% of the Index on September 30, 2020. This phenomenon has recently made it difficult for portfolios without a large concentration in five mega-cap technology stocks to outperform the S&P 500® Index.

Although every market cycle holds unique circumstances that bear uncertainty, current visibility remains extremely difficult. We expect uncertainties surrounding the upcoming U.S. elections and the culmination of COVID-19 to increase short-term market volatility in the months ahead. While short-term market volatility can seem overwhelming at times, we expect the next six months to create opportunities for active portfolio managers pursuing mispriced stocks. Also, the investment team at Hodges Capital is rigorously looking for bargains in businesses that we believe are well run and can control their destiny by relying on ingenuity and adaptive business models. Given the sudden disruptions that have occurred across many businesses, we are also fixated on analyzing balance sheets and are taking an extra measure of caution when it comes to investing in companies with high debt burdens.

As we prepare for turbulence in the months ahead, we subscribe to the idea that successful investors do not confuse short-term volatility with long-term investment risk. We also fall back to the notion that stock prices’ long-term performance is determined by each underlying business’s future earnings and cash flows. Areas that we expect to see above-average earnings power include companies with disruptive technologies benefiting from an acceleration in digitalization and several industrial companies that operate in industries with high barriers to entry. In most cases, we are underweight financial stocks given the headwinds from low-interest rates that face many banks and insurance companies. However, we believe low mortgage rates combined with favorable demographics and a recent trend toward deurbanization has created secular growth opportunities in many housing-related stocks. The current pandemic has also shifted consumer behavior, which has devastated the travel and hospitality industries but has been a positive for consumer spending in areas such as outdoor and home fitness products. While the prevailing economic conditions that can affect corporate earnings seem to change daily, we are still finding attractive opportunities in companies that offer a favorable risk/reward over the next two to three years. With this in mind, we see the next few months as an ideal environment for active portfolio managers to carefully select individual stocks that can generate long-term value for shareholders.

Hodges Mutual Funds

Returns (Retail Class) as of 9/30/2020:

						Since
	6 Months	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	79.33%	4.10%	-3.28%	4.81%	8.33%	8.68%
S&P 500® Index	31.31%	15.15%	12.28%	14.15%	13.74%	10.06%

Hodges Small Cap Fund (12/18/07)	48.32%	-6.49%	-1.02%	2.05%	8.52%	6.69%
Russell 2000® Index	31.60%	0.39%	1.77%	8.00%	9.85%	7.06%

Hodges Small Intrinsic Value Fund (12/26/13)	54.97%	-9.69%	-4.86%	1.70%	n/a	2.77%
Russell 2000® Value Index	21.94%	-14.88%	-5.13%	4.11%	n/a	2.06%
Russell 2000® Index	31.60%	0.39%	1.77%	8.00%	n/a	5.37%

Hodges Blue Chip Equity Income Fund (9/10/09)	38.48%	14.71%	11.12%	12.16%	12.00%	11.23%
Russell 1000® Index	33.36%	16.01%	12.38%	14.09%	13.76%	13.55%

*	Average Annualized

	HDPSX	HDPMX	HDSVX	HDPBX
Gross Expense Ratio	1.31%[1]	1.34%	2.43%	1.47%
Net Expense Ratio		1.15%[2]	1.29%[3]	1.30%[3]

[1]
Hodges Capital Management, Inc. has contractually agreed to lower its management fee from 0.85% to 0.82% of the Hodges Small Cap Fund’s average daily net assets through August 31, 2021. This waiver may not be terminated without the approval of the Trust’s Board of Trustees. This waiver should not be construed to be a permanent reduction of the management fees of Hodges Capital Management, Inc. Hodges Capital Management, Inc. has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this advisory fee waiver agreement.

[2]
Hodges Capital Management has contractually agreed to reduce its fees until at least August 31, 2021. This figure excludes Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses. In addition, Hodges Capital Management, Inc. has contractually agreed to lower its management fee from 0.85% to 0.82% of the Hodges Fund’s average daily net assets through August 31, 2021. This waiver may not be terminated without the approval of the Trust’s Board of Trustees. This waiver should not be construed to be a permanent reduction of the management fees of Hodges Capital Management, Inc. Hodges Capital Management, Inc. has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this advisory fee waiver agreement.

[3]	Hodges Capital Management has contractually agreed to reduce its fees until at least August 31, 2021. This figure excludes Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance of the Funds may be lower or higher than the performance quoted, and the six month returns reflected above were achieved during a period of generally rising market values which is not indicative of an investors' future results. Performance data current to the most recent month-end may be obtained by calling (866) 811-0224. The Funds impose a 1.00% redemption fee on shares held for thirty days or less (60 days or less for Institutional Class shares). The performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Please see the Financial Highlights in this report for the most recent expense ratios.

Hodges Mutual Funds

Hodges Fund (HDPMX)

The Hodges Fund’s six-month return amounted to a 79.33% gain compared to 31.31% for the S&P 500® Index. Strong relative performance compared to the S&P 500 Index was primarily attributed to a recovery in many of the Fund’s holdings that were disproportionately oversold compared to the broader market during the market’s March meltdown. Furthermore, the Hodges Fund experienced above-average turnover over the past six months as we repositioned to take advantage of volatile market conditions. As a result, we upgraded many portfolio holdings into companies that we expect to endure the current economic uncertainty and generate above-average returns over the next twelve to eighteen months. The outcome of these actions was evident in the Fund’s relative performance in the six months ending September 30, 2020.

While we are encouraged with the Fund’s performance over the past six months, the Hodges Fund’s portfolio managers remain laser-focused on investments where we have the highest conviction based on fundamentals and valuation. The number of positions held in the Fund totals 39 positions. Top ten holdings at September 30, 2020, represented 37.55% of the Fund’s holdings and included Luby’s Inc. (LUB), Nautilus Inc. (NLS), Snap Inc. (SNAP), Texas Pacific Land Trust (TPL), DraftKings (DKNG), Azek Co. (AZEK), Norwegian Cruise Lines Holdings (NCLH), Duluth Holdings (DLTH), Taylor Morrison Home Corp. (TMHC), and NMI Holdings (NMIH).

Hodges Fund vs S&P 500® Index

As of 9/30/2020

Hodges Mutual Funds

Hodges Small Cap Fund (HDPSX)

The Hodges Small Cap Fund (“Small Cap Fund”) experienced a gain of 48.32% in six months ending September 30, 2020, compared to a gain in the Russell 2000 Index of 31.60%. During this period, positive relative performance reflected a recovery in many of the Fund’s consumer, banks, homebuilding-related names. Although small caps, in general, are more volatile during periods of uncertainty, we continue to view the current risk-reward for holding small-cap stocks as attractive and note that small caps have historically led the market in the early stages of a new economic cycle.

The recent market turbulence provided us the opportunity to reposition the Small Cap Fund to take advantage of dislocations between prudent asset valuations and distressed selling across small caps with less trading liquidity during the past six months. As a result, we have overweighed several of our high conviction ideas that we view  as having an attractive risk/reward profile. The Small Cap Fund remains well diversified across industrials, transportation, financial services, technology, and consumer-related names, which we expect to contribute to the Fund’s long-term performance. The total number of stocks held in the Fund at the end of the quarter was 49. The top ten holdings at September 30, 2020, represented 38.19% of the Fund’s holdings and included Hilltop Holdings Inc. (HTH), Commercial Metals Co. (CMC), Texas Pacific Land Trust (TPL), Eagle Materials Inc. (EXP), Restoration Hardware (RH), NCR Corp. (NCR), Five9, Inc. (FIVN), Hawaiian Holdings (HA), Americas Car-Mart Inc. (CRMT), and Texas Roadhouse (TXRH).

Hodges Small Cap Fund vs Russell 2000® Index

As of 9/30/2020

Hodges Mutual Funds

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund (“Small Intrinsic Value Fund”) experienced a gain of 54.97% in the six months ending September 30, 2020, compared to a 21.94% gain for its benchmark, the Russell 2000 Value Index. During the past six months, the Fund’s positive relative performance reflected a sharp rebound in many of the Fund’s consumer discretionary, materials, and industrial stocks, which were disproportionately impacted during the market’s March sell-off. The top ten holdings at the end of this period represented 33.38% of the Fund’s holdings and included Taylor Morrison Home Corp. (TMHC), Hilltop Holdings Inc. (HTH), Duluth Holdings (DLTH), U.S. Xpress Enterprises (USX), Covenant Logistics Group (CVLG), Equinox Gold Corp. (EQX), Eagle Materials Inc. (EXP), Americas Car Mart Inc. (CRMT), NCR Holdings (NCR) and Lawson Products Inc. (LAWS).

Hodges Small Intrinsic Value Fund vs
Russell 2000® Value Index & Russell 2000® Index

As of 9/30/2020

Hodges Mutual Funds

Hodges Blue Chip Equity Income Fund (HDPBX)

The Hodges Blue Chip Equity Income Fund (“Blue Chip Equity Income Fund”) experienced a gain of 38.48% in the six months ending September 30, 2020, compared to an increase of 33.36% for the Russell 1000 Index. Large-cap growth stocks again outperformed the broader market in the past six months. However, we continue to find new opportunities in high-quality dividend-paying stocks with further upside potential, as well as stable dividend income. The Blue Chip Equity Income Fund remains well-diversified in companies that we believe can generate above-average income and total returns on a risk-adjusted basis. Top ten holdings on September 30, 2020, represented 52.86% of the Fund’s holdings and included Apple Inc. (AAPL), Amazon.com Inc. (AMZN), Microsoft Corp. (MSFT), Facebook Inc. (FB), Abbvie, Inc. (ABBV), FedEx Corp. (FDX), United Parcel Service Inc. (UPS), Target Corp. (TGT), Home Depot Inc. (HD), and Union Pacific Corp. (UNP).

Hodges Blue Chip Equity Income Fund vs Russell 1000® Index

As of 9/30/2020

Hodges Mutual Funds

In conclusion, we remain optimistic regarding the Hodges Mutual Funds’ long-term investment opportunities despite all the near-term uncertainty. By offering four distinct mutual fund strategies covering most major segments of the domestic equity market, we can serve most financial advisors and individual investors’ diverse needs. Our entire investment team of portfolio managers, analysts, and traders are rigorously studying companies, meeting with management teams, observing trends, and attempting to navigate today’s volatile financial markets. Feel free to contact us directly if we can address any specific questions.

Sincerely,

Craig Hodges		Eric Marshall, CFA
Co-Portfolio Manager		Co-Portfolio Manager

Gary Bradshaw	Chris Terry, CFA	Derek Maupin
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is based on the opinions of the author and is subject to change. It is not intended to be a forecast of future events, a guarantee of future results, and is not a recommendation to buy or sell any security. Portfolio composition and company ownership in the Hodges Funds are subject to daily change.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectuses contain this and other important information about the Hodges Funds, and it may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. Read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in small and medium capitalization companies involve additional risks such as limited liquidity and greater volatility. Funds that are non-diversified are more exposed to individual stock volatility than a diversified fund. Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery, involve greater risk.

Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may be appropriately priced or overvalued.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general. The Russell 1000® Index is a subset of the Russell 3000® Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks. The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization. The Russell 2500® Index consists of the smallest 2,500 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization. The Russell 3000® Index is a stock index consisting of the 3000 largest publicly listed companies, representing about 98% of the total capitalization of the entire U.S. stock market. You cannot invest directly in an index. The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2020 (Unaudited)

(as a percentage of net assets)

Hodges Fund
(HDPMX)

*	Exchange traded funds and other assets in excess of liabilities.

Small Cap Fund
(HDPSX & HDSIX)

^	Other assets in excess of liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2020 (Unaudited) (Continued)

(as a percentage of net assets)

Small Intrinsic Value Fund
(HDSVX)

*	Liabilities in excess of other assets.
^	Does not round to 0.1% or (0.1)%, as applicable.

Blue Chip Equity Income Fund
(HDPBX)

#	Other assets in excess of liabilities.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 90.1%

Airlines: 3.0%
100,000	Southwest Airlines Co.	$3,750,000

Apparel & Shoe Retail: 3.4%
344,515	Duluth Holdings, Inc. - Class B [1]	4,209,973

Building Materials: 8.8%
125,000	The AZEK Co., Inc. - Class A [1]	4,351,250
20,000	Eagle Materials, Inc.	1,726,400
40,000	Owens Corning	2,752,400
67,500	U.S. Concrete, Inc. [1]	1,960,200
		10,790,250

Computers: 2.2%
125,000	NCR Corp. [1]	2,767,500

Diversified Financial Services: 2.8%
175,000	Rocket Cos, Inc. - Class A [1]	3,487,750

Entertainment: 3.6%
75,000	DraftKings, Inc. - Class A [1]	4,413,000

Healthcare Products: 3.2%
35,000	Novocure Ltd. [1]	3,895,850

Home Builders: 3.3%
165,000	Taylor Morrison Home Corp. [1]	4,057,350

Insurance: 3.2%
225,000	NMI Holdings, Inc. - Class A [1]	4,005,000

Internet: 13.1%
40,000	GoodRx Holdings, Inc. - Class A [1]	2,224,000
20,000	Roku, Inc. - Class A [1]	3,776,000
175,000	Snap, Inc. - Class A [1]	4,569,250
100,000	Stitch Fix, Inc. - Class A [1]	2,713,000
65,000	Twitter, Inc. [1]	2,892,500
		16,174,750

Iron & Steel: 3.1%
190,000	Commercial Metals Co.	3,796,200

Leisure Time: 9.5%
310,000	Nautilus, Inc. [1]	5,319,600
250,000	Norwegian Cruise
	Line Holdings Ltd. [1]	4,277,500
105,000	Vista Outdoor, Inc. [1]	2,118,900
		11,716,000

Mining: 2.9%
225,000	Freeport-McMoRan, Inc.	3,519,000

Oil Companies Exploration & Production: 4.3%
465,649	Comstock Resources, Inc. [1]	2,039,542
390,000	Matador Resources Co. [1]	3,221,400
		5,260,942

Oil U.S. Royalty Trusts: 3.7%
10,000	Texas Pacific Land Trust	4,515,600

Restaurants: 7.3%
2,300,000	Luby’s, Inc. [1,2]	6,578,000
750,000	Waitr Holdings, Inc. [1]	2,415,000
		8,993,000

Semiconductors: 8.6%
50,000	Cree, Inc. 1	3,187,000
50,000	Micron Technology, Inc. [1]	2,348,000
100,000	ON Semiconductor Corp. [1]	2,169,000
20,000	Skyworks Solutions, Inc.	2,910,000
		10,614,000

Software: 2.0%
10,000	Twilio, Inc. - Class A [1]	2,470,900

Textiles: 0.8%
1,052,240	The Dixie Group, Inc. [1,2]	945,964

Transportation: 1.3%
150,000	Scorpio Tankers, Inc.	1,660,500

TOTAL COMMON STOCKS
(Cost $91,763,691)		111,043,529

Contracts		Notional
(100 shares per contract)		Value
CALL OPTIONS PURCHASED: 5.9%

Apparel: 1.1%
525	NIKE, Inc. - Class B,
	Expiration:
	October 2020,
	Exercise Price:
	$100.00	$6,590,850	1,319,062

Banks: 0.7%
200	The Goldman Sachs
	Group, Inc.,
	Expiration:
	October 2020,
	Exercise Price:
	$160.00	4,019,400	837,500

Internet: 2.4%
10	Amazon.com, Inc.,
	Expiration:
	January 2021,
	Exercise Price:
	$1,750.00	3,148,730	1,407,025
250	Facebook, Inc. - Class A,
	Expiration:
	November 2020,
	Exercise Price:
	$200.00	6,547,500	1,589,375
			2,996,400

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited) (Continued)

Contracts		Notional
(100 shares per contract)		Value	Value
Transportation: 1.7%
150	FedEx Corp.,
Expiration:
January 2021,
Exercise Price:
	$110.00	$3,772,800	$2,135,625

TOTAL CALL OPTIONS PURCHASED
(Cost $4,104,071)
7,288,587

Shares
EXCHANGE TRADED FUNDS: 3.4%
175,000	ProShares UltraPro Short QQQ	4,173,750

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,571,868)		4,173,750

TOTAL INVESTMENTS IN SECURITIES: 99.4%
(Cost $100,439,630)		122,505,866
Other Assets in Excess of Liabilities: 0.6%		766,503
TOTAL NET ASSETS: 100.0%		$123,272,369

[1]	Non-income producing security.
[2]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%

Airlines: 2.6%
300,000	Hawaiian Holdings, Inc.	$3,867,000

Apparel: 1.6%
75,000	Canada Goose Holdings, Inc. [1]	2,412,750

Apparel & Shoe Retail: 3.3%
230,000	American Eagle Outfitters, Inc.	3,406,300
43,000	Shoe Carnival, Inc.	1,443,940
		4,850,240

Automobile Retail: 2.6%
45,000	America’s Car-Mart, Inc. [1]	3,819,600

Banks: 7.1%
400,000	Hilltop Holdings, Inc.	8,232,000
70,000	Triumph Bancorp, Inc. [1]	2,179,800
		10,411,800

Biotechnology: 1.0%
14,000	Emergent BioSolutions, Inc. [1]	1,446,620

Building Materials: 8.0%
100,000	The AZEK Co., Inc. - Class A [1]	3,481,000
72,000	Eagle Materials, Inc.	6,215,040
75,000	U.S. Concrete, Inc. [1]	2,178,000
		11,874,040

Chemicals: 1.8%
55,000	Ingevity Corp. [1]	2,719,200

Commercial Services: 4.8%
200,000	ADT, Inc.	1,634,000
45,000	Chegg, Inc. [1]	3,214,800
95,000	Repay Holdings Corp. [1]	2,232,500
		7,081,300

Computers: 3.8%
250,000	NCR Corp. [1]	5,535,000

Diversified Financial Services: 0.9%
65,000	Rocket Cos, Inc. - Class A [1]	1,295,450

Electrical Components & Equipment: 1.6%
49,375	Encore Wire Corp.	2,291,988

Entertainment: 0.9%
130,000	Cinemark Holdings, Inc.	1,300,000

Environmental Control: 1.4%
95,000	GFL Environmental, Inc.	2,019,700

Food: 0.6%
40,000	Sprouts Farmers Market, Inc. [1]	837,200

Healthcare Products: 3.6%
100,000	Inmode Ltd. [1]	3,618,000
15,000	Tandem Diabetes Care, Inc. [1]	1,702,500
		5,320,500
Healthcare Services: 1.5%
75,000	Acadia Healthcare Co, Inc. [1]	2,211,000

Home Builders: 2.3%
140,000	Taylor Morrison Home Corp. [1]	3,442,600

Home Furnishings Retail: 5.6%
190,000	Ethan Allen Interiors, Inc.	2,572,600
15,000	RH [1]	5,739,300
		8,311,900
Household Products: 1.4%
35,000	Spectrum Brands Holdings, Inc.	2,000,600

Insurance: 1.8%
150,000	NMI Holdings, Inc. - Class A [1]	2,670,000

Internet: 1.2%
25,000	Overstock.com, Inc. [1]	1,816,250

Iron & Steel: 6.0%
225,000	Cleveland-Cliffs, Inc.	1,444,500
375,000	Commercial Metals Co.	7,492,500
		8,937,000

Leisure Time: 7.9%
54,500	Brunswick Corp.	3,210,595
115,000	Nautilus, Inc. [1]	1,973,400
200,000	Norwegian Cruise
	Line Holdings Ltd. [1]	3,422,000
150,000	Vista Outdoor, Inc. [1]	3,027,000
		11,632,995
Oil Companies Exploration & Production: 4.7%
250,000	Comstock Resources, Inc. [1]	1,095,000
400,000	Matador Resources Co. [1]	3,304,000
275,000	Parsley Energy, Inc. - Class A	2,574,000
		6,973,000

Oil U.S. Royalty Trusts: 4.6%
15,000	Texas Pacific Land Trust	6,773,400

Pharmaceuticals: 1.5%
250,000	Ironwood Pharmaceuticals, Inc. [1]	2,248,750

Restaurants: 2.5%
60,000	Texas Roadhouse, Inc.	3,647,400

Semiconductors: 3.9%
50,000	Brooks Automation, Inc.	2,313,000
140,000	Kulicke & Soffa Industries, Inc.	3,136,000
20,000	Tower Semiconductor Ltd. [1]	364,400
		5,813,400

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited) (Continued)

Shares		Value

Software: 7.9%
62,500	1Life Healthcare, Inc. [1]	$1,772,500
30,000	Envestnet, Inc. [1]	2,314,800
37,500	Five9, Inc. [1]	4,863,000
70,000	Upland Software, Inc. [1]	2,639,000
		11,589,300
Vision Services: 1.3%
50,000	National Vision Holdings, Inc. [1]	1,912,000

TOTAL COMMON STOCKS
(Cost $118,246,535)		147,061,983

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $118,246,535)		147,061,983
Other Assets in Excess of Liabilities: 0.3%		388,530
TOTAL NET ASSETS: 100.0%		$147,450,513

[1]	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 95.2%

Apparel: 4.8%
3,000	Carter’s, Inc.	$259,740
19,000	Delta Apparel, Inc. [1]	270,750
		530,490

Apparel & Shoe Retail: 6.4%
11,000	Boot Barn Holdings, Inc. [1]	309,540
33,000	Duluth Holdings, Inc. - Class B [1]	403,260
		712,800

Automobile Retail: 3.0%
4,000	America’s Car-Mart, Inc. [1]	339,520

Banks: 10.5%
5,000	BancFirst Corp.	204,200
20,000	Hilltop Holdings, Inc.	411,600
7,000	Independent Bank Group, Inc.	309,260
8,000	Triumph Bancorp, Inc. [1]	249,120
		1,174,180

Building Materials: 4.9%
4,000	Eagle Materials, Inc.	345,280
7,000	U.S. Concrete, Inc. [1]	203,280
		548,560

Computers: 3.0%
15,000	NCR Corp. [1]	332,100

Discount Retail: 2.2%
10,000	Citi Trends, Inc.	249,800

Distribution & Wholesale: 1.2%
8,000	Educational Development Corp.	134,160

Diversified Financial Services: 1.5%
15,000	Westwood Holdings Group, Inc.	167,100

Electronics: 1.8%
17,000	Kimball Electronics, Inc. [1]	196,520

Engineering & Construction: 3.6%
5,000	Arcosa, Inc.	220,450
10,000	Primoris Services Corp.	180,400
		400,850

Hair Salons: 1.9%
35,000	Regis Corp. [1]	214,900

Healthcare Products: 2.4%
75,000	ViewRay, Inc. [1]	262,500

Home Builders: 4.2%
19,000	Taylor Morrison Home Corp. [1]	467,210

Home Furnishings: 2.3%
10,000	Hooker Furniture Corp.	258,300

Insurance: 4.7%
7,000	Horace Mann Educators Corp.	233,800
16,000	NMI Holdings, Inc. - Class A [1]	284,800
		518,600

Iron & Steel: 3.9%
25,000	Cleveland-Cliffs, Inc.	160,500
14,000	Commercial Metals Co.	279,720
		440,220
Leisure Time: 4.4%
3,400	Brunswick Corp.	200,294
17,000	Norwegian Cruise
	Line Holdings Ltd. [1]	290,870
		491,164

Machinery-Diversified: 2.3%
12,000	Ichor Holdings Ltd. [1]	258,840

Metal Fabrication & Hardware: 5.3%
8,000	Lawson Products, Inc. [1]	328,240
10,000	Northwest Pipe Co. [1]	264,600
		592,840

Mining: 3.2%
30,000	Equinox Gold Corp. [1]	351,300

Oil Companies Exploration & Production: 3.6%
50,000	Comstock Resources, Inc. [1]	219,000
20,000	Parsley Energy, Inc. - Class A	187,200
		406,200

Real Estate: 2.5%
17,500	Fathom Holdings, Inc. [1]	275,450

Real Estate Investment Trusts: 6.0%
4,000	Agree Realty Corp.	254,560
12,000	The GEO Group, Inc.	136,080
7,500	Ryman Hospitality Properties, Inc.	276,000
		666,640

Sporting Goods: 1.4%
4,000	Hibbett Sports, Inc. [1]	156,880

Textiles: 1.0%
119,648	The Dixie Group, Inc. [1,2]	107,564

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited) (Continued)

Shares		Value

Transportation: 8.0%
2,500	Atlas Air Worldwide Holdings, Inc. [1]	$152,250
21,000	Covenant Logistics
	Group, Inc. - Class A [1]	367,290
45,000	U.S. Xpress Enterprises,
	Inc. - Class A [1]	371,700
		891,240

TOTAL COMMON STOCKS
(Cost $10,345,529)		11,145,928

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $10,345,529)		11,145,928
Liabilities in Excess of Other Assets: (0.0)% [3]		(290)
TOTAL NET ASSETS: 100.0%		$11,145,638

[1]	Non-income producing security.
[2]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%

Apparel: 3.6%
7,000	NIKE, Inc. - Class B	$878,780

Banks: 1.9%
19,000	Bank of America Corp.	457,710

Beverages: 5.5%
13,000	The Coca-Cola Co.	641,810
5,000	PepsiCo, Inc.	693,000
		1,334,810

Building Products Retail: 7.2%
3,250	The Home Depot, Inc.	902,558
5,000	Lowe’s Companies, Inc.	829,300
		1,731,858

Commercial Services: 3.3%
4,000	PayPal Holdings, Inc. [1]	788,120

Computers: 8.6%
18,000	Apple, Inc.	2,084,580

Discount Retail: 7.4%
6,000	Target Corp.	944,520
6,000	Wal-Mart Stores, Inc.	839,460
		1,783,980

Diversified Financial Services: 3.3%
4,000	Visa, Inc. - Class A	799,880

Diversified Manufacturing Operations: 2.0%
3,000	3M Co.	480,540

Electric: 2.4%
5,000	Sempra Energy	591,800

Internet: 13.2%
600	Amazon.com, Inc. [1]	1,889,238
5,000	Facebook, Inc. - Class A [1]	1,309,500
		3,198,738

Oil Companies Integrated: 1.5%
5,000	Chevron Corp.	360,000

Pharmaceuticals: 14.1%
12,000	AbbVie, Inc.	1,051,080
13,000	Bristol-Myers Squibb Co.	783,770
5,500	Johnson & Johnson	818,840
9,000	Merck & Co., Inc.	746,550
		3,400,240

Pipelines: 2.2%
20,000	ONEOK, Inc.	519,600

Software: 7.0%
8,000	Microsoft Corp.	1,682,640

Telecommunications: 2.5%
10,000	Verizon Communications, Inc.	594,900

Transportation: 14.2%
7,000	CSX Corp.	543,690
4,000	FedEx Corp.	1,006,080
4,500	Union Pacific Corp.	885,915
6,000	United Parcel Service, Inc. - Class B	999,780
		3,435,465

TOTAL COMMON STOCKS
(Cost $16,235,090)		24,123,641

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $16,235,090)		24,123,641
Other Assets in Excess of Liabilities: 0.1%		28,789
TOTAL NET ASSETS: 100.0%		$24,152,430

[1]	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2020 (Unaudited)

			Small	Blue Chip
		Small Cap	Intrinsic	Equity
	Hodges Fund	Fund	Value Fund	Income Fund

ASSETS
Investments in unaffiliated securities, at value	$114,981,902	$147,061,983	$11,038,364	$24,123,641
(Cost $87,683,895, $118,246,535, $10,124,889, and $16,235,090)
Investments in affiliated securities, at value	7,523,964	—	107,564	—
(Cost $12,755,735, $—, $220,640, and $—)
Cash	425,952	305,717	167	41,881
Receivables:
Investment securities sold	1,758,286	1,302,669	56,359	—
Fund shares sold	4,439	20,558	7,832	486
Dividends and interest	25,699	16,800	4,700	19,870
Due from Advisor, net	—	—	2,084	—
Prepaid expenses	35,784	13,000	11,558	20,780
Total assets	124,756,026	148,720,727	11,228,629	24,206,658

LIABILITIES
Payables:
Investment securities purchased	1,248,865	872,188	31,899	—
Credit facility	—	—	13,000	—
Fund shares redeemed	13,223	67,315	—	561
Investment advisory fees, net	51,977	100,203	—	6,193
Fund administration fees	22,098	40,421	1,525	3,628
Fund accounting fees	9,407	18,672	851	1,880
Distribution fees	73,270	66,087	7,074	14,248
Audit fees	12,930	12,918	11,933	11,934
Transfer agent fees	20,581	17,881	5,254	5,731
Custody fees	2,117	4,462	596	946
Chief Compliance Officer fees	2,264	2,250	2,264	2,264
Trustee fees	3,663	4,809	3,082	3,159
Distribution to shareholders	—	—	—	1,018
Sub-transfer agent fees	15,397	45,076	1,481	1,155
Other accrued expenses	7,865	17,932	4,032	1,511
Total liabilities	1,483,657	1,270,214	82,991	54,228
NET ASSETS	$123,272,369	$147,450,513	$11,145,638	$24,152,430

COMPONENTS OF NET ASSETS
Paid-in capital	$146,930,873	$111,984,236	$12,971,262	$15,079,322
Total distributable (accumulated) earnings (losses)	(23,658,504)	35,466,277	(1,825,624)	9,073,108
Total net assets	$123,272,369	$147,450,513	$11,145,638	$24,152,430
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$123,272,369	$111,609,048	$11,145,638	$24,152,430
Shares of beneficial interest issued and outstanding	3,374,175	7,451,297	1,051,338	1,336,372
Net asset value, offering price, and redemption price per share	$36.53	$14.98	$10.60	$18.07
Institutional Class:
Net assets		$35,841,465
Shares of beneficial interest issued and outstanding		2,284,298
Net asset value, offering price, and redemption price per share		$15.69

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2020 (Unaudited)

			Small	Blue Chip
		Small	Intrinsic	Equity
	Hodges Fund	Cap Fund	Value Fund	Income Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$210,299	$339,090	$30,461	$246,620
Other income	473	518	418	423
Total investment income	210,772	339,608	30,879	247,043

EXPENSES
Investment advisory fees	457,569	633,887	36,123	71,378
Distribution fees - Retail Class	132,098	139,983	10,624	27,453
Fund administration fees	43,213	60,116	6,536	11,335
Transfer agent fees	40,226	32,897	10,829	11,892
Sub-transfer agent fees	28,605	77,398	1,880	2,844
Fund accounting fees	17,363	25,917	1,589	3,904
Registration expenses	15,815	24,417	10,955	11,389
Audit fees	12,931	12,917	11,933	11,934
Miscellaneous expenses	10,460	18,985	2,969	4,385
Reports to shareholders	10,064	8,136	307	2,202
Trustees fees	8,206	8,648	7,425	7,583
Custody fees	6,227	6,061	3,557	2,960
Chief Compliance Officer fees	5,014	4,999	5,014	5,014
Legal fees	3,885	3,919	3,262	3,885
Insurance expenses	1,517	1,641	1,344	1,363
Interest expense	1,435	2,406	388	91
Total expenses	793,193	1,059,921	114,347	179,521
Less: advisory fees waived	(2,973)	(3,705)	—	—
Less: fees waived	(160,459)	(63,736)	(59,526)	(36,767)
Net expenses	629,761	992,480	54,821	142,754
Net investment income (loss)	(418,989)	(652,872)	(23,942)	104,289

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Unaffiliated investments	(28,365,904)	11,241,879	(490,924)	1,031,280
Affiliated investments	(971,602)	—	(18,102)	—
Options written	(1,093,570)	—	—	—
Net realized gain (loss)	(30,431,076)	11,241,879	(509,026)	1,031,280
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	83,184,339	45,171,266	3,151,758	5,718,196
Affiliated investments	5,979,822	—	61,393	—
Net unrealized appreciation/depreciation	89,164,161	45,171,266	3,213,151	5,718,196
Net realized and unrealized gain (loss) on investments	58,733,085	56,413,145	2,704,125	6,749,476
Net increase (decrease) in net
assets resulting from operations	$58,314,096	$55,760,273	$2,680,183	$6,853,765

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(418,989)	$(857,505)
Net realized gain (loss) on transactions from:
Unaffiliated investments	(28,365,904)	(9,187,605)
Affiliated investments	(971,602)	(524,147)
Options written	(1,093,570)	344,218
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	83,184,339	(61,297,240)
Affiliated investments	5,979,822	(1,089,204)
Options written	—	(66,242)
Net increase (decrease) in net assets resulting from operations	58,314,096	(72,677,725)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares – Retail Class [1]	(7,608,588)	(36,966,858)
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class [1]	(5,141,839)	(6,455,643)
Total increase (decrease) in net assets from capital share transactions	(12,750,427)	(43,422,501)
Total increase (decrease) in net assets	45,563,669	(116,100,226)

NET ASSETS
Beginning of period/year	77,708,700	193,808,926
End of period/year	$123,272,369	$77,708,700

[1]	Summary of share transactions is as follows:

	Six Months Ended
	September 30, 2020		Year Ended
	(Unaudited)		March 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	95,413	$3,011,469	156,027	$5,183,838
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed [2]	(351,132)	(10,620,057)	(1,223,623)	(42,150,696)
Net increase (decrease)	(255,719)	$(7,608,588)	(1,067,596)	$(36,966,858)

[2]	Net of redemption fees of $103 and $1,565, respectively.

	Period Ended
	August 19, 2020		Year Ended
	(Unaudited) [4]		March 31, 2020
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	15,241	$462,945	51,142	$1,850,794
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed [3]	(196,654)	(5,604,784)	(294,691)	(8,306,437)
Net increase (decrease)	(181,413)	$(5,141,839)	(243,549)	$(6,455,643)

[3]	Net of redemption fees of $230 and $732, respectively.
[4]	Institutional Class shares liquidated after close of business on August 19, 2020.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(652,872)	$(1,343,459)
Net realized gain (loss) on transactions from:
Unaffiliated investments	11,241,879	11,696,258
Options written	—	131,176
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	45,171,266	(101,724,014)
Net increase (decrease) in net assets resulting from operations	55,760,273	(91,240,039)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	—	(22,054,990)
Net distributions to shareholders – Institutional Class	—	(5,702,815)
Total distributions to shareholders	—	(27,757,805)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares – Retail Class [1]	(21,591,799)	(173,789,528)
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class [1]	(10,385,973)	(42,988,730)
Total increase (decrease) in net assets from capital share transactions	(31,977,772)	(216,778,258)
Total increase (decrease) in net assets	23,782,501	(335,776,102)

NET ASSETS
Beginning of period/year	123,668,012	459,444,114
End of period/year	$147,450,513	$123,668,012

[1]	Summary of share transactions is as follows:

	Six Months Ended
	September 30, 2020		Year Ended
	(Unaudited)		March 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	135,470	$1,751,100	1,365,200	$23,438,527
Shares issued in reinvestment of distributions	—	—	1,333,138	21,823,466
Shares redeemed [2]	(1,742,019)	(23,342,899)	(13,196,459)	(219,051,521)
Net increase (decrease)	(1,606,549)	$(21,591,799)	(10,498,121)	$(173,789,528)

[2]	Net of redemption fees of $988 and $2,574, respectively.

	Six Months Ended
	September 30, 2020		Year Ended
	(Unaudited)		March 31, 2020
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	214,660	$2,918,888	798,055	$14,111,388
Shares issued in reinvestment of distributions	—	—	318,206	5,447,683
Shares redeemed [3]	(978,793)	(13,304,861)	(3,635,003)	(62,547,801)
Net increase (decrease)	(764,133)	$(10,385,973)	(2,518,742)	$(42,988,730)

[3]	Net of redemption fees of $521 and $1,803, respectively.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(23,942)	$(7,440)
Net realized gain (loss) on transactions from:
Unaffiliated investments	(490,924)	(370,164)
Affiliated investments	(18,102)	(36,653)
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	3,151,758	(2,637,029)
Affiliated investments	61,393	76,156
Net increase (decrease) in net assets resulting from operations	2,680,183	(2,975,130)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(1,809)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change in outstanding shares [1]	4,425,594	(6,680,392)
Total increase (decrease) in net assets	7,105,777	(9,657,331)

NET ASSETS
Beginning of period/year	4,039,861	13,697,192
End of period/year	$11,145,638	$4,039,861

[1]	Summary of share transactions is as follows:

	Six Months Ended
	September 30, 2020		Year Ended
	(Unaudited)		March 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	568,731	$5,444,082	139,482	$1,646,718
Shares issued in reinvestment of distributions	—	—	135	1,718
Shares redeemed [2]	(107,831)	(1,018,488)	(779,674)	(8,328,828)
Net increase (decrease)	460,900	$4,425,594	(640,057)	$(6,680,392)

[2]	Net of redemption fees of $76 and $365, respectively.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$104,289	$223,062
Net realized gain (loss) on transactions from:
Unaffiliated investments	1,031,280	1,565,612
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	5,718,196	(3,763,648)
Net increase (decrease) in net assets resulting from operations	6,853,765	(1,974,974)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(105,141)	(1,922,999)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change in outstanding shares [1]	(1,407,537)	(1,252,944)
Total increase (decrease) in net assets	5,341,087	(5,150,917)

NET ASSETS
Beginning of period/year	18,811,343	23,962,260
End of period/year	$24,152,430	$18,811,343

[1]	Summary of share transactions is as follows:

	Six Months Ended
	September 30, 2020		Year Ended
	(Unaudited)		March 31, 2020
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	82,460	$1,338,616	95,861	$1,511,851
Shares issued in reinvestment of distributions	6,023	100,629	109,221	1,838,468
Shares redeemed [2]	(187,389)	(2,846,782)	(283,121)	(4,603,263)
Net increase (decrease)	(98,906)	$(1,407,537)	(78,039)	$(1,252,944)

[2]	Net of redemption fees of $55 and $2,160, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	September 30,
	2020	Year Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$20.36	$37.76	$48.44	$46.60	$35.68	$38.98

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.12)	(0.19)	(0.36)	(0.46)	(0.24)	(0.20)
Net realized and unrealized
gain (loss) on investments	16.29	(17.21)	(7.15)	5.90	11.15	(2.80)
Total from investment operations	16.17	(17.40)	(7.51)	5.44	10.91	(3.00)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.35)
From net realized gain	—	—	(3.17)	(3.60)	—	—
Total distributions	—	—	(3.17)	(3.60)	—	(0.35)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]
Reimbursement by Advisor	—	—	—	—	—	0.05
Net asset value, end of period/year	$36.53	$20.36	$37.76	$48.44	$46.60	$35.68
Total return	79.33%[3]	(46.05)%	(14.45)%	11.88%	30.64%	(7.58)%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$123.3	$73.9	$177.4	$251.9	$360.8	$210.8
Portfolio turnover rate	140%[3]	107%	119%	142%	145%	79%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.47%[5]	1.37%	1.34%	1.33%	1.30%	1.32%
After fees waived and expenses absorbed [6,7]	1.17%[5]	1.18%	1.18%	1.18%	1.30%	1.32%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.09)%[5]	(0.75)%	(0.97)%	(1.11)%	(0.56)%	(0.54)%
After fees waived and expenses absorbed [6,7]	(0.79)%[5]	(0.56)%	(0.81)%	(0.96)%	(0.56)%	(0.54)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.13% to this return.
[5]	Annualized.
[6]	Effective April 1, 2017, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.18% of the Retail Class’ daily net assets. See Note 3.
[7]	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class Shares’ annual ratio of expenses to 1.15% of the Retail Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	September 30,
	2020	Year Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$10.10	$18.13	$19.51	$20.11	$17.27	$20.43

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.06)	(0.07)	(0.12)	(0.13)	(0.01)	(0.07)
Net realized and unrealized
gain (loss) on investments	4.94	(6.58)	(0.54)	2.35	2.91	(3.03)
Total from investment operations	4.88	(6.65)	(0.66)	2.22	2.90	(3.10)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.00)[2]	—
From net realized gain	—	(1.38)	(0.72)	(2.82)	(0.06)	(0.06)
Total distributions	—	(1.38)	(0.72)	(2.82)	(0.06)	(0.06)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$14.98	$10.10	$18.13	$19.51	$20.11	$17.27
Total return	48.32%[3]	(39.59)%	(2.96)%	12.49%	16.81%	(15.18)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$111.6	$91.5	$354.5	$452.0	$756.8	$1,100.8
Portfolio turnover rate	72%[3]	81%	81%	45%	44%	49%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.48%[4]	1.33%	1.29%	1.30%	1.28%	1.29%
After fees waived and expenses absorbed [5]	1.39%[4]	1.33%	1.29%	1.30%	1.28%	1.29%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.02)%[4]	(0.43)%	(0.60)%	(0.68)%	(0.08)%	(0.35)%
After fees waived and expenses absorbed [5]	(0.93)%[4]	(0.43)%	(0.60)%	(0.68)%	(0.08)%	(0.35)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class Shares’ annual ratio of expenses to 1.37% of the Retail Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	September 30,
	2020	Year Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$10.56	$18.85	$20.21	$20.68	$17.74	$20.93

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.05)	(0.03)	(0.07)	(0.09)	0.04	(0.00)[2]
Net realized and unrealized
gain (loss) on investments	5.18	(6.88)	(0.57)	2.44	3.02	(3.13)
Total from investment operations	5.13	(6.91)	(0.64)	2.35	3.06	(3.13)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.06)	—
From net realized gain	—	(1.38)	(0.72)	(2.82)	(0.06)	(0.06)
Total distributions	—	(1.38)	(0.72)	(2.82)	(0.12)	(0.06)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$15.69	$10.56	$18.85	$20.21	$20.68	$17.74
Total return	48.58%[3]	(39.46)%	(2.76)%	12.79%	17.21%	(14.96)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$35.8	$32.2	$105.0	$132.3	$414.3	$425.2
Portfolio turnover rate	72%[3]	81%	81%	45%	44%	49%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.23%[4]	1.09%	1.04%	1.05%	0.98%	0.97%
After fees waived and expenses absorbed [5]	1.14%[4]	1.09%	1.04%	1.05%	0.98%	0.97%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.77)%[4]	(0.18)%	(0.35)%	(0.44)%	0.18%	(0.02)%
After fees waived and expenses absorbed [5]	(0.68)%[4]	(0.18)%	(0.35)%	(0.44)%	0.18%	(0.02)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective September 1, 2020, the Advisor contractually agreed to limit the Institutional Class Shares’ annual ratio of expenses to 1.12% of the Institutional Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2020	Year Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$6.84	$11.13	$13.65	$12.83	$11.01	$12.41

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.03)	(0.01)	(0.08)	(0.07)	(0.00)[2]	(0.02)
Net realized and unrealized
gain (loss) on investments	3.79	(4.28)	(1.47)	1.30	1.82	(1.29)
Total from investment operations	3.76	(4.29)	(1.55)	1.23	1.82	(1.31)

LESS DISTRIBUTIONS:
From net investment income	—	(0.00)[2]	—	—	—	(0.01)
From net realized gain	—	—	(0.97)	(0.41)	—	(0.08)
Total distributions	—	—	(0.97)	(0.41)	—	(0.09)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$10.60	$6.84	$11.13	$13.65	$12.83	$11.01
Total return	54.97%[3]	(38.53)%	(10.91)%	9.55%	16.53%	(10.58)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$11.1	$4.0	$13.7	$81.7	$110.0	$96.5
Portfolio turnover rate	64%[3]	115%	137%	103%	113%	79%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.69%[4]	2.43%	1.50%	1.38%	1.39%	1.41%
After fees waived and expenses absorbed	1.29%[4]	1.29%	1.29%	1.29%	1.29%	1.29%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.96)%[4]	(1.21)%	(0.78)%	(0.64)%	(0.14)%	(0.32)%
After fees waived and expenses absorbed	(0.56)%[4]	(0.07)%	(0.57)%	(0.55)%	(0.04)%	(0.20)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2020	Year Ended March 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period/year	$13.11	$15.83	$15.86	$15.27	$14.12	$15.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.08	0.15	0.12	0.15	0.17	0.02
Net realized and unrealized
gain (loss) on investments	4.96	(1.56)	0.65	1.98	1.74	(0.34)
Total from investment operations	5.04	(1.41)	0.77	2.13	1.91	(0.32)

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.15)	(0.12)	(0.15)	(0.18)	(0.01)
From net realized gain	—	(1.16)	(0.68)	(1.39)	(0.58)	(1.11)
Total distributions	(0.08)	(1.31)	(0.80)	(1.54)	(0.76)	(1.12)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$18.07	$13.11	$15.83	$15.86	$15.27	$14.12
Total return	38.48%[3]	(10.66)%	5.52%	13.69%	13.88%	(2.02)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$24.2	$18.8	$24.0	$23.3	$23.9	$26.9
Portfolio turnover rate	41%[3]	51%	44%	65%	59%	51%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.63%[4]	1.47%	1.48%	1.45%	1.45%	1.73%
After fees waived and expenses absorbed	1.30%[4]	1.30%	1.30%	1.30%	1.30%	1.30%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.62%[4]	0.73%	0.59%	0.77%	1.03%	(0.32)%
After fees waived and expenses absorbed	0.95%[4]	0.90%	0.76%	0.92%	1.18%	0.11%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Hodges Fund commenced operations on October 9, 1992 and offers a Retail Class of shares only. The Small Cap Fund commenced operations on December 18, 2007. The Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008. The Small Intrinsic Value Fund commenced operations on December 26, 2013 and offers a Retail Class of shares only.  The Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offers a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Small Cap Fund, and Small Intrinsic Value Fund is long-term capital appreciation. The investment objective of the Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ investments as of September 30, 2020. See the Schedules of Investments for industry breakouts.

Hodges Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$111,043,529	$—	$—	$111,043,529
Call Options Purchased	—	7,288,587	—	7,288,587
Exchange Traded Funds	4,173,750	—	—	4,173,750
Total Investments in Securities	$115,217,279	$7,288,587	$—	$122,505,866

Small Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$147,061,983	$—	$—	$147,061,983
Total Investments in Securities	$147,061,983	$—	$—	$147,061,983

Small Intrinsic Value Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$11,145,928	$—	$—	$11,145,928
Total Investments in Securities	$11,145,928	$—	$—	$11,145,928

Blue Chip Equity Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$24,123,641	$—	$—	$24,123,641
Total Investments in Securities	$24,123,641	$—	$—	$24,123,641

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, and to effect closing transactions. Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

Balance Sheet

Values of derivative instruments as of September 30, 2020:

Hodges Fund

	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2020		September 30, 2020
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$7,288,587	None	$—
Total		$7,288,587		$—

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2020:

Hodges Fund

Change in Unrealized
	Location of Gain	Realized Gain	Appreciation/Depreciation
	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Derivative Instruments	Recognized in Income	Recognized in Income	Recognized in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on Investments	$ 918,520	$6,765,943

Equity Contracts:	Realized and Unrealized
Call Options Written	Gain (Loss) on Investments	(1,093,570)	—

The average absolute notional value of options held and written during the six months ending September 30, 2020 was $26,933,330 in the Hodges Fund.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

As of the prior fiscal year end March 31, 2020, the Funds did not defer, on a tax basis, any late year or post-October losses.

As of the prior fiscal year end March 31, 2020, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Capital Loss Carryovers
	Short-Term	Long-Term
Hodges Fund	$—	$3,971,392
Small Cap Fund	—	—
Small Intrinsic Value Fund	1,852,621	—
Blue Chip Equity Income Fund	—	—

As of September 30, 2020, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three fiscal years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2020, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Small Cap Fund, and Small Intrinsic Value Fund are normally declared and paid on an annual basis. Distributions to shareholders from net investment income for the Blue Chip Equity Income Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Options Contracts. The Funds may purchase call and put options on securities and indices. As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date. The Funds may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire. If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. Each Fund may write (sell) covered put and call options on securities, security indices, and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Hodges Fund Retail Class, Small Cap Fund Retail Class, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund charge a redemption fee equal to 1% of the net amount of redemptions if redeemed within 30 calendar days after purchase. The Institutional Class of the Small Cap Fund charges a redemption fee equal to 1% of the net amount of redemptions if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

I.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Hodges Capital Management, Inc. (the “Advisor”) determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written Program.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and 0.65% for the Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. Effective as of September 1, 2020, the Advisor has contractually agreed to lower its management fee in the Hodges Fund and Small Cap Fund from 0.85% to 0.82% until August 31, 2021. This contractual waiver may not be terminated without the approval of the Board. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. For the six months ended September 30, 2020, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Fund	0.90%
Small Cap Fund	1.12%
Small Intrinsic Value Fund	1.04%
Blue Chip Equity Income Fund	1.05%

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board’s review and approval. For the six months ended September 30, 2020, the amount of fees waived and expenses reimbursed by the Advisor are disclosed in the Statements of Operations.  Amounts due from the Advisor are paid monthly to the Funds, if applicable.

At September 30, 2020, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund that may be recouped was $1,075,092, $63,736, $361,547, and $148,178, respectively. The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2021	March 31, 2022	March 31, 2023	September 30, 2023
Hodges Fund	$251,099	$350,944	$312,590	$160,459
Small Cap Fund	—	—	—	63,736
Small Intrinsic Value Fund	57,661	129,739	114,621	59,526
Blue Chip Equity Income Fund	26,741	41,586	43,084	36,767

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended September 30, 2020, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund’s Retail Class may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders. Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2020, are disclosed in the Statements of Operations. For the six months ended September 30, 2020, First Dallas Securities, an affiliate of the Advisor, received $41,597, $35,148, $2,190, and $6,670 in distribution fees from the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund, respectively.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended September 30, 2020, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

For the six months ended September 30, 2020, First Dallas Securities received $361,583, $191,775, $21,760, and $4,360 in brokerage commissions with respect to the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund for portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sale or maturity of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2020, were as follows:

	Purchases	Sales/Maturities
Hodges Fund	$137,025,995	$150,899,303
Small Cap Fund	104,216,560	137,601,971
Small Intrinsic Value Fund	9,395,873	5,006,737
Blue Chip Equity Income Fund	8,892,154	10,456,939

There were no purchases or sales of U.S. Government obligations for any of the Funds for the six months ended September 30, 2020.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2020, and the year ended March 31, 2020, for each Fund was as follows:

Small Cap Fund	September 30, 2020	March 31, 2020
Distributions paid from:
Long-term capital gain [1]	$—	$27,757,805
Total	$—	$27,757,805

Small Intrinsic Value Fund	September 30, 2020	March 31, 2020
Distributions paid from:
Ordinary income	$—	$1,809
Total	$—	$1,809

Blue Chip Equity Income Fund	September 30, 2020	March 31, 2020
Distributions paid from:
Long-term capital gain [1]	$—	$1,698,976
Ordinary income	105,141	224,023
Total	$105,141	$1,922,999

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Hodges Fund did not pay any distributions during the six months ended September 30, 2020 or the year ended March 31, 2020.

As of the prior fiscal year end March 31, 2020, the components of distributable earnings on a tax basis were as follows 1:

	Hodges Fund	Small Cap Fund
Cost of Investments	$154,136,085	$143,271,435
Gross tax unrealized appreciation	7,795,262	16,366,329
Gross tax unrealized depreciation	(85,647,960)	(36,660,325)
Net unrealized appreciation (depreciation)	(77,852,698)	(20,293,996)
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains (losses)	(4,119,902)	—
Total distributable (accumulated) earnings (losses)	$(81,972,600)	$(20,293,996)

	Small Intrinsic	Blue Chip
	Value Fund	Equity Income Fund
Cost of Investments	$6,708,463	$16,780,945
Gross tax unrealized appreciation	28,480	4,014,388
Gross tax unrealized depreciation	(2,681,666)	(1,844,033)
Net unrealized appreciation	(2,653,186)	2,170,355
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	154,129
Total distributable earnings	—	154,129
Other accumulated gains/(losses)	(1,852,621)	—
Total accumulated gains	$(4,505,807)	$2,324,484

[1]	The difference between book basis and tax basis unrealized appreciation was primarily attributable to the treatment of wash sale adjustments.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund (“Affiliated Companies”). For the six months ended September 30, 2020, the Funds’ had the following transactions with Affiliated Companies:

Hodges Fund

As of September 30, 2020, the value of all securities of Affiliated Companies held in the Hodges Fund amounted to $7,523,964, representing 6.1% of net assets.

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
Common Stocks	2020	2020	sitions	sitions	(Loss)	Depreciation	2020	Income
The Dixie Group, Inc. [1]	1,052,240	$756,329	$—	$(113,783)	$(747,864)	$1,051,282	$945,964	$—
Luby’s, Inc. [1]	2,300,000	1,235,824	703,323	(65,949)	(223,738)	4,928,540	6,578,000	—
Total					$(971,602)	$5,979,822	$7,523,964	$—

Small Intrinsic Value Fund

As of September 30, 2020 the value of all securities of Affiliated Companies held in the Small Intrinsic Value Fund amounted to $107,564, representing 1.0% of net assets.

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
Common Stocks	2020	2020	sitions	sitions	(Loss)	Depreciation	2020	Income
The Dixie Group, Inc. [1]	119,648	$101,518	$—	$(37,245)	$(18,102)	$61,393	$107,564	$—

[1]	Non-income producing security.

The Funds did not have investments in majority-owned subsidiaries or other controlled companies.

The Small Cap and Blue Chip Equity Income Fund had no transactions with Affiliated Companies during the six months ended September 30, 2020.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended September 30, 2020, was as follows:

		Small	Small Intrinsic	Blue Chip Equity
	Hodges Fund	Cap Fund	Value Fund	Income Fund
Maximum available credit	$8,000,000	$12,000,000	$600,000	$2,000,000
Largest amount outstanding on an individual day	799,000	1,107,000	13,000	1,454,000
Average balance when in use	356,000	550,389	9,250	379,375
Credit facility outstanding as of September 30, 2020	—	—	13,000	—
Average interest rate when in use	3.25%	3.25%	3.25%	3.25%

Interest expense for the six months ended September 20, 2020, is disclosed in the Statements of Operations, as applicable.

NOTE 8 – ELECTION OF TRUSTEES TO THE BOARD OF TRUSTEES OF THE TRUST (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on June 17, 2020. The Meeting was held for all of the funds in the Trust. All Trust shareholders of record, in the aggregate across all funds of the Trust, were entitled to attend or submit proxies. As of the record date, April 20, 2020, the Trust had 980,568,279 shares outstanding. The results of the voting for the proposal was as follows:

Proposal: Election of Trustees to the Board of Trustees of the Trust	For Votes	Votes Withheld
1. Eric W. Falkeis	681,049,390	10,981,441
2. Kathleen T. Barr	681,250,626	10,779,780
3. Ashi S. Parikh	681,087,446	10,940,163

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2020 (Unaudited) (Continued)

Accordingly, effective June 17, 2020, the Board of Trustees of Professionally Managed Portfolios consists of the following individuals, each of whom have been elected by shareholders:

Kathleen T. Barr, Independent Trustee	Ashi S. Parikh, Independent Trustee
Wallace L. Cook, Independent Trustee	Carl A. Froebel, Independent Trustee
Eric W. Falkeis, Independent Trustee	Steven J. Paggioli, Independent Trustee

NOTE 9 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/2020-9/30/2020).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Small Cap Fund Retail Class, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Class of the Small Cap Fund. An Individual Retirement Account will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [1]
	4/1/2020	9/30/2020	4/1/2020 – 9/30/2020
HDPMX:
Actual	$1,000.00	$1,793.30	$8.19
Hypothetical (5% annual return before expenses)	1,000.00	1,019.20	5.92

[1]
Expenses are equal to the expense ratio for the most recent six-month period of 1.17% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2020 (Unaudited) (Continued)

Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [2]
	4/1/2020	9/30/2020	4/1/2020 – 9/30/2020
HDPSX:
Retail Class Actual	$1,000.00	$1,483.20	$8.65
Retail Class Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.03

HDSIX:
Institutional Class Actual	1,000.00	1,485.80	7.10
Institutional Class Hypothetical (5% annual return before expenses)	1,000.00	1,019.35	5.77

[2]
Expenses are equal to the expense ratio for the most recent six-month period of 1.39% for the Retail Class, and 1.14% for the Institutional Class (fee waivers in effect), multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Small Intrinsic Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [3]
	4/1/2020	9/30/2020	4/1/2020 – 9/30/2020
HDSVX:
Actual	$1,000.00	$1,549.70	$8.25
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.53

[3]
Expenses are equal to the expense ratio for the most recent six-month period of 1.29% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Blue Chip Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [4]
	4/1/2020	9/30/2020	4/1/2020 – 9/30/2020
HDPBX:
Actual	$1,000.00	$1,384.80	$7.77
Hypothetical (5% annual return before expenses)	1,000.00	1,018.55	6.58

[4]
Expenses are equal to the expense ratio for the most recent six-month period of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

HODGES FUND

HODGES SMALL CAP FUND

HODGES BLUE CHIP EQUITY INCOME FUND

HODGES SMALL INTRINSIC VALUE FUND

At a meeting held on August 13-14, 2020, the Board (which is comprised of six persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Hodges Capital Management, Inc. (the “Advisor”) for each of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund, and the Hodges Small Intrinsic Value Fund (each a “Fund” and together, the “Funds”).  At this meeting and at prior meetings held on May 19-20, 2020 and June 18, 2020, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated during the recent COVID-19 pandemic. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor in person or by video conference to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board took into account the additional resources dedicated by the Advisor to compliance over the past year. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts (in this regard the Board noted that the Advisor does not replicate any of the Funds’ investment strategies in other types of accounts, with the exception of the Hodges Small Cap Fund), all for periods ended March 31, 2020.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. The Board took into account the relatively high active share of the Funds as compared to peers and noted that the Fund’s deep value strategy has been out of favor in recent years.  When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory while others may reflect more significant underlying issues.

For the Hodges Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year, five-year and ten-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year, three-year, five-year and ten-year periods. The Board also took into account the recent improved short-term performance of the Fund through July 31, 2020.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Hodges Small Cap Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year, five-year and ten-year periods.  The Board also considered the Fund’s underperformance against its broad-based securities market benchmark for the one-year, three-year, five-year and ten-year periods.  The Board considered that the Fund underperformed the Adviser’s small cap strategy composite for the one-year period.  The Board also took into account the recent improved short-term performance of the Fund through July 31, 2020.

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Fund underperformed its peer group median for the one-year period, outperformed for the three-year and ten-year periods and performed in line for the five-year period.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year, five-year, and ten-year periods.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Fund underperformed its peer group median for the one-year, three-year and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year, three-year and five-year periods.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements.  The Trustees noted that the Advisor does not replicate any of the Funds’ investment strategies in separately managed accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.18% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was higher than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was below its peer group median and average.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% and 1.15% for the Fund’s Retail Class shares and Institutional Class shares, respectively (the “Expense Caps”), but was currently operating below this level.  The Trustees noted that the Fund’s advisory fee was higher than its peer group median and average, and that the net expense ratio (less Rule 12b-1 fees) was above the median and average of its peer group.  The Trustees noted that the fees charged to the Hodges Small Cap Fund as compared to the fees charged by the Advisor to its other similarly managed account clients were lower.

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was below the peer group median and average, while the net expense ratio (less Rule 12b-1 fees) was above the median and below the average of its peer group.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.29% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and the net expense ratio (less Rule 12b-1 fees) were below the peer group median and average.

After discussion, the Board determined that it would be appropriate to impose a temporary one-year waiver of 0.03% to the advisory fee for the Hodges Fund and the Hodges Small Cap Fund.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board also noted that, with respect to the Hodges Small Cap Fund, the annual expense ratio for all classes is currently operating below the Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds.  In particular, the Trustees discussed and considered the fall-out benefits that the Advisor may receive from the Funds as

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive Rule 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result, was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (866) 811-0224.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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SEMI-ANNUAL REPORT • SEPTEMBER 30, 2020

	Retail Class	Institutional Class
Fund	Shares	Shares

Hodges Fund
Ticker Symbol	HDPMX	N/A
CUSIP	742935109	N/A

Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224

Small Intrinsic Value Fund
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A

Blue Chip Equity Income Fund
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S. BANK N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee,Wisconsin 53212

TRANSFER AGENT
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701, Milwaukee,Wisconsin 53201-0701 | (866) 811-0224

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200, Milwaukee,Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1633 Broadway, New York, New York 10019

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)   /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date    December 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date    December 9, 2020

By (Signature and Title)   /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    December 8, 2020

* Print the name and title of each signing officer under his or her signature.